Income Taxes Merger with Vectren (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2019
Vectren [Member]
Business Acquisition [Line Items]
Cash paid to acquire Vectren	$ 6,000	$ 5,982
Operating loss carryforwards		177
Charitable Contribution [Member]
Business Acquisition [Line Items]
Deferred tax assets tax credit carryforwards		26
Charitable Contribution [Member] | Vectren [Member]
Business Acquisition [Line Items]
Deferred tax assets tax credit carryforwards		$ 60